LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS, NET
Schedule of Long-term investments

		December 31,
		2020	2021
		RMB	RMB
Equity investments without readily determinable fair values
A company providing mechanic training	(a)	12,000	12,000
A company providing intelligent robot products	(b)	24,000	—
A company providing information sharing IT platform	(c)	22,500	—
Other equity investments without readily determinable fair values	(d)	30,880	17,880
Impairment of equity investments without readily determinable fair values		(37,000)	—
Total equity investments without readily determinable fair values, net		52,380	29,880
Equity method investments
Companies providing hockey program management		2,132	2,079
A company providing Internet product solutions	(e)	13,604	15,014
Impairment of equity method investments		(524)	(524)
Total equity method investments, net		15,212	16,569
Available-for-sale investment	(f)	15,000	—
Impairment of available-for-sale investments	(f)	(15,000)	—
Total available-for-sale investment, net		—	—
Total long-term investments, net		67,592	46,449

(a)	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. No impairment loss was recognized as of December 31, 2020 and 2021, and for the years then ended.
(b)	In May 2017, the Company paid RMB24,000 in cash to acquire 6% of the total equity interest in a company, which provides intelligent robot product. Based on the fact that the business conditions of this investee deteriorated, the Company recognized impairment loss of RMB24,000 for the year ended December 31, 2018, and with an impairment balance of RMB24,000 as of December 31, 2020, which has been written off during the year of 2021.
(c)	In July 2017, the Company paid RMB22,500 in cash to acquire 15% of the total equity interest in a company, which provides an information sharing IT platform. In November 2021, the Company sold 15% of the total equity interest by a price of RMB22,500. The consideration of RMB9,500 was collected as of December 31, 2021, and the remaining consideration of RMB13,000 was recorded as prepaid and other current asset, which was collected in January 2022. No impairment loss was recognized as of December 31, 2020.
(d)	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interests in several third-party companies. The Company recognized no impairment loss for the years ended December 31, 2020 and 2021, respectively, and with an impairment balance of RMB13,000 as of December 31, 2020, which has been written off during the year of 2021.
(e)	In January 2018, the Company paid RMB14,000 in cash to acquire 20% of equity interest of a company which provides IT consulting services and programming and accounted for the investment using equity method. No impairment loss was recognized as of December 31, 2020 and 2021, and for the years then ended.

6     LONG-TERM INVESTMENTS, NET (CONTINUED)

(f)	In October 2016, the Company paid RMB10,000 in cash to acquire 13.9% equity interest in a private company, which provides employment course trainings and recruitment services. In December 2016, the fair value of this investment increased to RMB15,000. However, as it was found that the investee provided overstated financial statements to the new investors during the private placement in 2017 and lost in a lawsuit sued by one of the shareholders. Accordingly, the Company determined it to be fully impaired in 2017. The Company recognized no impairment loss for the years ended December 31, 2020 and 2021, respectively, and with an impairment balance of RMB15,000 as of December 31, 2020, which has been written off during the year of 2021.